CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Dividends declared and paid, per share	$ 0	$ 0	$ 123.48	$ 123.48